Cover	3 Months Ended
Jan. 31, 2021
Cover page.
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Registrant Name	TORONTO DOMINION BANK
Entity Central Index Key	0000947263
Current Fiscal Year End Date	--10-31